LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES
11.	LEASES
Lessee Arrangements
The Company is the lessee under operating leases for equipment and real estate, including the land in Macau on which Studio City is located. Certain leases include options to extend the lease term and options to terminate the lease term. The land concession contract of Studio City has a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The estimated term related to the land concession contract of Studio City is 40 years.
The components of operating lease costs are as follows:

	Year Ended December 31,
	2022	2021	2020

Amortization of land use right	$3,300	$3,325	$3,333
Operating lease costs	1,078	1,094	1,108
Short-term lease costs	—	—	405

Total operating lease costs	$4,378	$4,419	$4,846

Other information related to lease terms and discount rates of operating leases is as follows:

	December 31,
	2022	2021

Weighted average remaining lease term	32.9 years	33.9 years
Weighted average discount rate	7.00%	6.30%

Maturities of operating lease liabilities as of December 31, 2022 are as follows:

Year ending December 31,
2023	$1,127
2024	1,127
2025	1,127
2026	1,127
2027	1,127
Over 2027	31,320

Total future minimum lease payments	36,955
Less: amount representing interest	(22,361)

Present value of future minimum lease payments	14,594
Current portion	(1,095)

Non-current portion	$13,499

Lessor Arrangements
The Company is the lessor under
non-cancellable
operating leases mainly for mall spaces in Studio City with various retailers that expire at various dates through December 2034. Certain of the operating leases include minimum base fees with contingent fee clauses based on percentages of turnover.
During the years ended December 31, 2022, 2021 and 2020, the Company earned minimum operating lease income of $3,714, $7,125 and
$12,064
,
respectively
,
and contingent operating lease income of $449, $1,638 and
$(1,254)
, respectively. Total lease income for the years ended December 31, 2022, 2021 and 2020 were reduced by $198, nil and
$3,913
, respectively, as a result of the rent concessions and uncollectible lease income related to the effects of the
COVID-19
outbreak.
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2022 were as follows:

Year ending December 31,
2023	$3,117
2024	2,333
2025	1,352
2026	1,288
2027	908
Over 2027	1,106

$10,104